Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 15,374	$ 4,753
Accounts receivable, net	680	580
Inventory	35	40
Prepaid expenses and other current assets	1,061	26
Total current assets	17,150	5,399
Property and equipment, net	977	215
Other assets	84	50
Total assets	18,211	5,664
Current liabilities:
Accounts payable	1,609	286
Accrued compensation	1,142	480
Accrued liabilities	218	286
Deferred revenue	1,390	1,552
Deferred underwriting fees	1,363
Convertible notes payable, net		5,019
Derivative liability		2,880
Total current liabilities	5,722	10,503
Notes payable, noncurrent		516
Total liabilities	5,722	11,019
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock value	1	1
Additional paid-in capital	103,599	66,021
Accumulated deficit	(91,111)	(71,377)
Total stockholders’ equity (deficit)	12,489	(5,355)
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	18,211	5,664
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Convertible preferred stock